UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   December 31, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Peter K. Seldin
Address:	575 Lexington Avenue, 33rd Floor
		New York, NY  10022

Form 13F File Number: 28-3604

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:	            Peter K. Seldin
Title:		Investment Manager
Phone:		212-753-5150

Signature,	            Place,            and Date of Signing:
/s/Peter K. Seldin	New York, NY	February 12, 2010


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Report type (Check only one):

[X]  13F Holdings Report.

[ ]  13F Notice.

[ ]  13F Combination Report.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		 3
Form 13F Information Table Entry Total:		17
Form 13F Information Table Value Total:   $309,779
					(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.	Form 13F File Number		Name

1. 	028-12601			Centennial Energy Partners, L.L.C.
2. 	028-12603			Centennial Energy Partners, L.P.
3. 	028-12606			Centennial Energy Partners V, L.P.

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FORM 13F INFORMATION TABLE
COLUMN 1		COLUMN 2  COLUMN 3	COLUMN 4    COLUMN 5	COLUMN 6	COLUMN 7    COLUMN 8

                        TITLE OF             	VALUE       SHARES        INVESTMENT   	OTHER 	    VOTING AUTHORITY
NAME OF ISSUER          CLASS      CUSIP    	(X $1000)   PRN/AMT       DISCRETION	MANAGERS    SOLE      SHARED
ATP OIL & GAS		COM    00208J108        42762       2,339,288    SHARED-DEFINED  1,2        2,339,288     0
ATP OIL & GAS		COM    00208J108        28243       1,545,034    SHARED-DEFINED  1,3	    1,545,034     0
ATP OIL & GAS		COM    00208J108         6297         344,485    SHARED-DEFINED  1	      344,485     0
BPZ RESOURCES INC       COM    055639108        41607       4,379,674	 SHARED-DEFINED  1,2        4,379,674     0
BPZ RESOURCES INC       COM    055639108        44438       4,677,656    SHARED-DEFINED  1,3        4,677,656     0
BPZ RESOURCES INC       COM    055639108         5482         577,047    SHARED-DEFINED  1            577,047     0
CARRIZO OIL & GAS INC   COM    144577103        31575       1,191,043    SHARED-DEFINED  1,2	    1,191,043     0
CARRIZO OIL & GAS INC   COM    144577103        26006         980,976	 SHARED-DEFINED  1,3          980,976     0
CARRIZO OIL & GAS INC   COM    144577103         3758         141,750    SHARED-DEFINED  1	      141,750     0
COMPTON PETE CORP.	COM    204940100        20100      21,847,828    SHARED-DEFINED  1,2	   21,847,828     0
COMPTON PETE CORP.	COM    204940100         5965       6,483,832    SHARED-DEFINED  1,3	    6,483,832     0
COMPTON PETE CORP.	COM    204940100         3302       3,589,235    SHARED-DEFINED  1          3,589,235     0
GMX RES INC             COM    38011M108        20847       1,517,275    SHARED-DEFINED  1,2	    1,517,275     0
GMX RES INC             COM    38011M108         7943         578,101    SHARED-DEFINED  1,3	      578,101     0
GMX RES INC             COM    38011M108         3005         218,695    SHARED-DEFINED  1	      218,695     0
RANGE RES CORP		COM    75281A109         8843         177,400	 SHARED-DEFINED  1,3          177,400     0
SOUTHWESTERN ENERGY CO	COM    845467109         9606         199,300    SHARED-DEFINED  1,3	      199,300     0


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